INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
Schedule of provision for income taxes provisions (benefits) and deferred income tax

	Year Ended December 31,
	2021	2020
Current tax:
Current tax on profits for the year	$—	$—
	—	—
Deferred income tax:
(Increase) decrease in deferred tax assets	(29,230)	155,603
Decrease in deferred tax liabilities	(99,622)	(86,358)
	(128,852)	69,245
(Benefit from) Provision for income taxes, as previously reported	$(128,852)	$69,245

Schedule of reconciliation of income taxes at the statutory rate

	Years ended December 31,
	2021	2020
Income (loss) from continuing operations before provision for income taxes	$(4,618,050)	$(3,123,070)
Tax at the Singapore rate of 17%	$(785,069)	$(530,922)
Reconciling items:
Permanent differences	31,272	39,478
Current period net operating losses not recognized as a deferred tax asset	743,997	407,519
Rate differential – non-Singapore entities	(55,045)	(24,305)
Other deferred tax activity	(64,007)	177,474
Provision for income taxes	$(128,852)	$69,245